DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:
	2017
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$15,000	3.7	$245
Interest rate cap agreements	45,000	3.5	976
Total	$60,000	3.6	$1,221

No hedge designation
Rate-lock mortgage loan commitments	$25,032	0.1	$530
Mandatory commitments to sell mortgage loans	56,127	0.1	37
Pay-fixed interest rate swap agreements	75,990	6.2	292
Pay-variable interest rate swap agreements	75,990	6.2	(292)
Purchased options	3,119	3.5	322
Written options	3,119	3.5	(322)
Total	$239,377	4.1	$567
	2016
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$26,658	0.1	$646
Mandatory commitments to sell mortgage loans	61,954	0.1	630
Pay-fixed interest rate swap agreements	46,121	8.6	249
Pay-variable interest rate swap agreements	46,121	8.6	(249)
Purchased options	3,119	4.5	238
Written options	3,119	4.5	(238)
Total	$187,092	4.4	$1,276

Fair value of derivative instruments
Fair Values of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2017		2016		2017		2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$245	Other assets	$—	Other liabilities	$—	Other liabilities	$—
Interest rate cap agreements	Other assets	976	Other assets	—	Other liabilities	—	Other liabilities	—
		1,221		—		—		—
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	530	Other assets	646	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	37	Other assets	630	Other liabilities	—	Other liabilities	—
Pay-fixed interest rate swap agreements	Other assets	631	Other assets	493	Other liabilities	339	Other liabilities	244
Pay-variable interest rate swap agreements	Other assets	339	Other assets	244	Other liabilities	631	Other liabilities	493
Purchased options	Other assets	322	Other assets	238	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	322	Other liabilities	238
		1,859		2,251		1,292		975
Total derivatives		$3,080		$2,251		$1,292		$975

Effect of derivative financial instruments on consolidated statement of operation

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income (1)
	2017	2016	2015		2017	2016	2015		2017	2016	2015
	(In thousands)
Cash Flow Hedges
Interest rate cap agreements	$108	$—	$—		$—	$—	$—		$—	$—	$—
Pay-fixed interest rate swap agreements	216	—	—	Interest expense	(18)	—	—	Interest expense	(12)	—	—
Total	$324	$—	$—		$(18)	$—	$—		$(12)	$—	$—
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(116)	$96	$113
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(593)	561	253
Pay-fixed interest rate swap agreements								Interest income	43	746	(315)
Pay-variable interest rate swap agreements								Interest income	(43)	(746)	315
Purchased options								Interest expense	84	116	122
Written options								Interest expense	(84)	(116)	(122)
Total									$(709)	$657	$366

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.